Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables

Prepayments, deposits and other receivables consisted of the following at June 30:

	2025	2024
Rental deposits	$337,880	$—
Other deposits	29,065	8,331
Deposits for investments	468,000	—
Other receivables	112,726	—
Prepayments	829,021	8,525
Prepayments for the acquisition of property and equipment	331,324	—
Total prepayments, deposits and other receivables	$2,108,016	$16,856
Less: allowance for CECL	—	—
Total prepayments, deposits and other receivables, net	$2,108,016	$16,856
Less: amount classified as non-current assets	(1,022,554)	—
Amount classified as current assets	$1,085,462	$16,856